NOTES PAYABLE	12 Months Ended
Apr. 30, 2017
Notes to Financial Statements
NOTE 8 - NOTES PAYABLE

Notes payable, currently in default, consisted of the following at April 30:

	2017	2016

Note payable to an unrelated party, maturing July 15, 2010, with interest at 10%	$300,000	$300,000
Note payable to an unrelated party, maturing March 18, 2014, with interest at 10%	75,001	75,001

	$375,001	$375,001

Accrued interest payable on notes payable, currently in default, totaled $273,870 and $236,370 at April 30, 2017 and 2016, respectively.

Convertible notes payable, currently in default, consist of the following at April 30:

	2017	2016

Note payable to an unrelated party, maturing January 27, 2012, with interest at 25%, convertible into common shares of the Company at $3.70 per share	$50,000	$50,000
Note payable to an unrelated party, maturing December 31, 2010, with interest at 10%, convertible into common shares of the Company at $1.00 per share	25,000	25,000
Note payable to an unrelated party, maturing March 1, 2013, with interest at 1.87% per month, secured with 900,000 common shares of the Company owned by the President and CEO of the Company, convertible into common shares of the Company at $0.20 per share	120,000	120,000

Total	195,000	195,000

Less discount	-	-

Net	$195,000	$195,000

On January 2, 2013, the Company closed a note purchase agreement with an accredited investor pursuant to which the Company sold a $120,000 note in a private placement transaction. The note was due and payable on March 1, 2013, is currently in default and carries a monthly interest rate of 1.87%. The note purchase agreement included the issuance of 300,000 shares of the Company’s common stock. The note is secured with 900,000 shares of the Company’s common stock owned by Jack W. Hanks, the Company’s President and CEO. The 300,000 shares were valued at $0.10 per share, the closing price of the Company’s common stock on January 2, 2013, and recorded as a $30,000 increase to debt discount and an increase to common stock payable. The Company allocated the proceeds from the issuance of the notes to the warrants when applicable and to the notes based on their estimated fair market values at the date of issuance using the Black-Scholes option pricing model. The debt discount resulting from interest and the value of warrants computed at the inception of the notes payable is amortized over the term of the notes as additional interest expense and was fully amortized as of April 30, 2014. This note and related accrued interest payable were extinguished subsequent to April 2017 through the issuance of Class A common shares of the Company (see Note 15).

Accrued interest payable on convertible notes payable, currently in default, totaled $190,343 and $152,165 at April 30, 2017 and 2016, respectively.

The convertible note payable as of April 30, 2017 consists of a 12% convertible note payable to JSJ Investments, Inc. in the principal amount of $145,000 and dated April 19, 2017. The note was issued at a discount, resulting in the receipt of $138,000. The Company can redeem the note at any time prior to 90 days from the issuance date at a redemption price of 120% plus accrued interest. The redemption price thereafter increases to 125%, plus accrued interest, until the 120th day from issuance. The note is due and payable on the 180th day after issuance at a redemption price of 150% plus accrued interest. The holder of the note, at its option, may convert the unpaid principal balance of, and accrued interest on, the note into shares of the Company’s common stock at a 40% discount from the lowest trading price during the 20 days prior to conversion. Prior to the 180th day after issuance, the conversion price cannot be less than a floor of $.03 per share of common stock. The Company has identified this conversion feature as a derivative and estimated the fair value of the derivative using a multinomial lattice model simulation and considering the existence of a tainted equity environment. (See Note 11). The note also contains penalty provisions in the event of our default in repayment of the note (if not converted by the holder into shares of common stock) after 180 days from issuance. The convertible note payable is recorded net of discount of $136,284 at April 30, 2017. Accrued interest payable on the convertible note payable was $524 at April 30, 2017

The Company recorded interest expense on all indebtedness, which includes amortization of debt discount on certain debt described above and accrued dividends on convertible preferred stock (Note 9), totaled $262,393 and $529,474 for the years ended April 30, 2017 and 2016, respectively.